Retirement And Employee Stock Ownership Plans (Tables)	12 Months Ended
Dec. 31, 2011
Retirement And Employee Stock Ownership Plans [Abstract]
Schedule Of Net Benefit Costs

Years Ended December 31,	2011	2010	2009
Interest cost	$ 164,889	$ -	$ -
Settlement cost	27,023	-	-
Net periodic pension cost	$ 191,912	$ -	$ -

Schedule Of Defined Benefit Plans Disclosures

Change in Benefit Obligations	December 31, 2011	Acquisition April 1, 2011
Projected benefit obligation at beginning of year	$ 3,757,870	$ 3,740,701
Service Cost	-	-
Interest Cost	164,889	54,963
Actual return	-	-
Actuarial (gain) loss	1,734	-
Benefits paid	(2,046,815)	(37,794)
Projected benefit obligation at end of year	1,877,678	3,757,870
Change in Plan Assets
Fair value of plan assets at beginning of year	5,002,673	5,056,343
Actual return on plan assets	(47,629)	(15,876)
Employer contribution	-	-
Benefits paid	(2,046,815)	(37,794)
Fair value of plan assets at end of year	2,908,229	5,002,673
Funded status at end of year	$ 1,030,551	$ 1,244,803

Amounts recognized in balance sheet
Non-current assets	$ 1,030,551	$ 1,244,803
Current liabilities	-	-
Non-current liabilities	-	-
	$ 1,030,551	$ 1,244,803

Amounts recognized in accumulated other comprehensive income
Net (gain) loss	$ 49,363	$ 730,215
Acquisition effect	-	(730,215)
Settlement effect	(27,023)	-
Prior service cost (credit)	-	-
Total	$ 22,340	$ -

Schedule Of Assumptions Used

	December 31, 2011	April 1, 2011
Discount rate	5.50%	6.00%
Long term rate of return on assets	0.00%	0.00%
Salary increases	0.00%	0.00%